Investments (Realized Gains and Losses on Sales of Available-for-Sale Securities) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains	¥ 127,360	¥ 144,796
Gross realized losses	(10,020)	(9,615)
Net realized gains (losses) on sales of available-for-sale securities	¥ 117,340	¥ 135,181